TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE PAYABLES [abstract]
Schedule of trade payables
	2019	2020
	RMB’000	RMB’000

Payables to third parties	844,487	812,629
Payables to related parties	693,611	1,261,293
	1,538,098	2,073,922

Schedule of aging analysis of trade payables
	2019	2020
	RMB’000	RMB’000

Within 1 year	1,424,775	1,874,224
Over 1 year but within 2 years	61,371	146,717
Over 2 years but within 3 years	16,726	8,993
Over 3 years	35,226	43,988
	1,538,098	2,073,922